Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021
Goodwill (Details) [Line Items]
Percentage of employees	10.00%
Goodwill impairment charge (in Dollars)		$ 386.2
Stratasys-Objet Reporting Unit [Member]
Goodwill (Details) [Line Items]
Discount rate		13.50%
Minimum [Member] | Stratasys-Objet Reporting Unit [Member]
Goodwill (Details) [Line Items]
Growth rate		2.50%
Maximum [Member] | Stratasys-Objet Reporting Unit [Member]
Goodwill (Details) [Line Items]
Growth rate		3.10%